DISTRIBUTIONS TO STAPLED UNITHOLDERS (Details) - CAD ($) $ / shares in Units, $ in Thousands	1 Months Ended			12 Months Ended
	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Distributions to stapled unitholders
Distributions payable			$ 24,357	$ 24,357	$ 10,647
Monthly distributions paid and payable in cash				125,131	122,637
Distributions paid				$ 138,861	123,568
Special distribution payable in cash and stapled units per stapled units				$ 1.20
Distributions
Distributions to stapled unitholders
Distributions payable	$ 10,600	$ 10,600	$ 10,600	$ 10,600
Distributions declared per stapled unit	$ 0.233	$ 0.233	$ 0.233
Special distribution
Distributions to stapled unitholders
Distributions declared per stapled unit				$ 0.90
Distributions paid				$ 41,128
Stapled Unitholders' Equity
Distributions to stapled unitholders
Monthly distributions paid and payable in cash				$ 125,131	$ 123,058
Distributions declared per stapled unit				$ 2.73	$ 2.61
Distributions paid				$ 138,841	$ 123,058
Stapled Unitholders' Equity | Special distribution
Distributions to stapled unitholders
Distributions payable			$ 13,710	13,710
Distributions declared per stapled unit			$ 0.30
Retained earnings (Deficit)
Distributions to stapled unitholders
Distributions paid				$ 179,969	$ 123,058